COMMITMENT AND CONTINGENCIES (Details)													9 Months Ended	12 Months Ended
	Sep. 05, 2025 USD ($) $ / shares shares	Jul. 23, 2025 USD ($) $ / shares shares	Dec. 09, 2024	Dec. 04, 2024 USD ($) $ / shares shares	Oct. 09, 2024 USD ($)	Sep. 29, 2024 USD ($)	Sep. 26, 2024	Sep. 25, 2024	Apr. 04, 2024 USD ($)	Mar. 29, 2024 USD ($) $ / shares	Apr. 12, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) item $ / shares shares	Dec. 31, 2024 USD ($) item $ / shares shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item													3	3
Granted underwriters option term													45 days	45 days
Purchase price, per unit | $ / shares													$ 10.05	$ 10.05
Deferred underwriting commissions													$ 6,050,000	$ 6,050,000		$ 6,050,000
Share price | $ / shares	$ 11.50	$ 11.50		$ 11.5											$ 11.5
Net of allowance													$ 2,471,333	$ 500,000		$ 500,000
Addition of common stock converted | shares	782,365	782,365		434,539
Percentage of common stock converted	94.00%	94.00%		94.00%
Number of shares held in escrow | shares	735,423	735,423		408,466
Aggregate investment				$ 4,997,200											$ 2,585,200
Sponsor | Founder Shares
COMMITMENTS AND CONTINGENCIES
Percentage of escrowed sponsor shares							25.00%	50.00%
AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares				$ 11.5						$ 11.5
Addition of common stock converted | shares				434,539
Percentage of common stock converted				94.00%
Number of shares held in escrow | shares				408,466
PIPE and SAFE minimum investment amount										$ 65,000,000
PIPE minimum investment amount										45,000,000
SAFE minimum investment amount										15,000,000
Aggregate investment	$ 8,997,200	$ 8,997,200		$ 4,997,200											$ 2,600,000
Cantor Fitzgerald & Co
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited									$ 6,475,000
Deferred Underwriting Fee Payable									1,995,000
Odeon Capital Group LLC
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited									2,775,000
Deferred Underwriting Fee Payable									$ 855,000
Benchmark, non-exclusive PIPE placement agent | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Percentage of gross proceeds of equity						5.00%
Percentage of gross proceeds of equity and equity linked securities raised in a private placement					2.50%	2.50%
Placement agent, fee					$ 400,000	$ 400,000
PIPE And SAFE Investment					$ 35,000,000	35,000,000
Percentage of gross sale proceed			3.00%
Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions											$ 12,100,000
Total amount of reduction											8,100,000
Fee reduction agreement | Target at a pre-money valuation above $100 million
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions											$ 12,100,000
Percentage of aggregate deferred underwriting commissions forfeit											66.94%
Total amount of reduction											$ 6,050,000
Minimum pre money valuation											$ 100,000,000
Fee reduction agreement | Target at a pre-money valuation above $100 million | Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit											50.00%
Over Allotment
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares												3,000,000	3,000,000	3,000,000
Purchase price, per unit | $ / shares												$ 10
Aggregate purchase price												$ 30,000,000
Deferred fee per unit | $ / shares													$ 0.7	$ 0.7
Aggregate deferred underwriting fee payable													$ 12,100,000	$ 12,100,000
Working capital loans warrant
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares													$ 0.5	$ 0.5
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares												23,000,000
Purchase price, per unit | $ / shares												$ 10
Underwriting cash discount per unit | $ / shares													$ 0.2	$ 0.2
Aggregate underwriter cash discount													$ 4,000,000	$ 4,000,000
Initial Public Offering | Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions											$ 12,100,000
Private Placement
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction										$ 35,000,000
Share price | $ / shares										$ 11.5
Private Placement | Benchmark, non-exclusive PIPE placement agent
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction						30,000,000
Private Placement | Benchmark, non-exclusive PIPE placement agent | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction						$ 30,000,000
Private Placement | Within 20 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction										$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment										20 days
Private Placement | Within 40 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction										$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment										40 days
Private Placement | Within 60 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction										$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment										60 days